Note 17 - Subsequent Events (Details Textual)		4 Months Ended	12 Months Ended
	Jul. 20, 2021 $ / shares	Nov. 08, 2021 CAD ($) shares	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			1,600,000	5,950,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares			$ 3.40	$ 0.78
Option life, share options granted			4	3.17
Number of common shares issued for exercise of warrants (in shares) | shares			11,245,133	163,025
Proceeds from exercise of warrants | $			$ 10,151,569	$ 53,525
Number of common shares issued for exercise of stock options (in shares) | shares			1,375,000
Proceeds from exercise of options | $			$ 1,241,500	$ 0
Granted stock options to director [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	200,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 6.08
Option life, share options granted	5
Exercise of warrants [member]
Statement Line Items [Line Items]
Number of common shares issued for exercise of warrants (in shares) | shares		3,949,045
Proceeds from exercise of warrants | $		$ 4,190,316
Number of common shares issued for exercise of stock options (in shares) | shares		434,745
Proceeds from exercise of options | $		$ 441,961